Subsequent events (Details) - $ / shares		12 Months Ended
	Feb. 13, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 14, 2022	Feb. 10, 2021	Dec. 02, 2019	Dec. 06, 2018
Subsequent Event [Line Items]
Common share cash dividends declared (in dollars per share)		$ 1.76	$ 1.76	$ 1.76
Number of shares authorized to be repurchased (up to) (in shares)					2,000,000	2,000,000	3,500,000	2,500,000
Subsequent Event
Subsequent Event [Line Items]
Common share cash dividends declared (in dollars per share)	$ 0.44
Number of shares authorized to be repurchased (up to) (in shares)	3,000,000